Supplementary information to the statement of loss (Tables)	12 Months Ended
Mar. 31, 2024
Supplementary information to the statements of loss
Schedule Of Employee Salaries And Benefits
	Years ended March 31,
	2024	2023	2022
Salaries, fees and benefits(1)	($)	($)	($)
Exploration and evaluation expenses	6,777,000	7,130,000	2,391,000
Administration expenses(2)	347,000	245,000	194,000
	7,124,000	7,375,000	2,585,000

Schedule Of Office And Administration Expenses
	Years ended March 31,
	2024(1)	2023(1)	2022(1)
	($)	($)	($)
Salaries and Benefits	340,000	245,000	245,000
Data processing and retention	21,000	14,000	17,000
Insurance	26,000	34,000	30,000
Other office expenses	30,000	16,000	32,000
	417,000	309,000	324,000